Maturity analysis of assets, liabilities and off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of cash flows payable under derivative financial liabilities by remaining contractual maturities

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	16,178	36	2,479	1,994	256	20,943
Customer accounts	197,400	11,821	6,441	127	285	216,074
Repurchase agreements – non-trading	30,572	1,793	203	427	—	32,995
Trading liabilities	41,265	—	—	—	—	41,265
Financial liabilities designated at fair value	9,558	1,950	4,887	7,200	6,857	30,452
Derivatives	218,015	88	391	1,382	437	220,313
Debt securities in issue	832	3,047	2,352	812	851	7,894
Subordinated liabilities	9	137	427	3,300	14,713	18,586
Other financial liabilities[1]	65,305	272	824	180	1,080	67,661
	579,134	19,144	18,004	15,422	24,479	656,183
Loan and other credit-related commitments	127,913	—	—	—	—	127,913
Financial guarantees[2]	5,327	—	—	—	—	5,327
At 31 Dec 2022	712,374	19,144	18,004	15,422	24,479	789,423

Deposits by banks	16,783	1,555	1,106	12,277	401	32,122
Customer accounts	196,609	5,599	2,770	199	101	205,278
Repurchase agreements – non-trading	24,273	1,924	1,061	7	—	27,265
Trading liabilities	46,433	—	—	—	—	46,433
Financial liabilities designated at fair value	9,358	2,790	4,310	8,269	11,873	36,600
Derivatives	139,040	46	104	406	581	140,177
Debt securities in issue	2,755	2,952	2,145	1,328	335	9,515
Subordinated liabilities	14	62	123	3,969	10,734	14,902
Other financial liabilities[1]	40,292	423	442	234	1,417	42,808
	475,557	15,351	12,061	26,689	25,442	555,100
Loan and other credit-related commitments	119,476	—	—	—	—	119,476
Financial guarantees[2]	11,054	—	—	—	—	11,054
At 31 Dec 2021	606,087	15,351	12,061	26,689	25,442	685,630

1    Excludes financial liabilities of disposal groups.
2    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

Disclosure of cash flows payable under financial liabilities by remaining contractual maturities

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	16,178	36	2,479	1,994	256	20,943
Customer accounts	197,400	11,821	6,441	127	285	216,074
Repurchase agreements – non-trading	30,572	1,793	203	427	—	32,995
Trading liabilities	41,265	—	—	—	—	41,265
Financial liabilities designated at fair value	9,558	1,950	4,887	7,200	6,857	30,452
Derivatives	218,015	88	391	1,382	437	220,313
Debt securities in issue	832	3,047	2,352	812	851	7,894
Subordinated liabilities	9	137	427	3,300	14,713	18,586
Other financial liabilities[1]	65,305	272	824	180	1,080	67,661
	579,134	19,144	18,004	15,422	24,479	656,183
Loan and other credit-related commitments	127,913	—	—	—	—	127,913
Financial guarantees[2]	5,327	—	—	—	—	5,327
At 31 Dec 2022	712,374	19,144	18,004	15,422	24,479	789,423

Deposits by banks	16,783	1,555	1,106	12,277	401	32,122
Customer accounts	196,609	5,599	2,770	199	101	205,278
Repurchase agreements – non-trading	24,273	1,924	1,061	7	—	27,265
Trading liabilities	46,433	—	—	—	—	46,433
Financial liabilities designated at fair value	9,358	2,790	4,310	8,269	11,873	36,600
Derivatives	139,040	46	104	406	581	140,177
Debt securities in issue	2,755	2,952	2,145	1,328	335	9,515
Subordinated liabilities	14	62	123	3,969	10,734	14,902
Other financial liabilities[1]	40,292	423	442	234	1,417	42,808
	475,557	15,351	12,061	26,689	25,442	555,100
Loan and other credit-related commitments	119,476	—	—	—	—	119,476
Financial guarantees[2]	11,054	—	—	—	—	11,054
At 31 Dec 2021	606,087	15,351	12,061	26,689	25,442	685,630

1    Excludes financial liabilities of disposal groups.
2    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

Disclosure of maturity analysis of assets, liabilities and off-balance sheet commitments

Maturity analysis of financial assets and financial liabilities
	2022			2021
	Due within 1 year	Due after more than 1 year	Total	Due within 1 year	Due after more than 1 year	Total
	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated or otherwise mandatorily measured at fair value	1,391	14,490	15,881	3,225	15,424	18,649
Loans and advances to banks	15,867	1,242	17,109	8,841	1,943	10,784
Loans and advances to customers	38,405	34,209	72,614	40,837	50,340	91,177
Reverse repurchase agreement – non-trading	52,324	1,625	53,949	53,079	1,369	54,448
Financial investments	7,201	25,403	32,604	6,748	34,552	41,300
Other financial assets	55,369	428	55,797	38,851	203	39,054
Assets held for sale	4,174	17,040	21,214	9	—	9
At 31 Dec	174,731	94,437	269,168	151,590	103,831	255,421
Liabilities
Deposits by banks	18,674	2,162	20,836	19,439	12,749	32,188
Customer accounts	215,562	386	215,948	204,973	268	205,241
Repurchase agreements – non-trading	32,486	415	32,901	27,252	7	27,259
Financial liabilities designated at fair value	16,281	11,006	27,287	16,329	17,279	33,608
Debt securities in issue	6,149	1,119	7,268	7,840	1,588	9,428
Other financial liabilities	65,108	1,248	66,356	41,131	1,754	42,885
Subordinated liabilities	142	14,386	14,528	8	12,480	12,488
Liabilities of disposal groups held for sale	21,621	3,090	24,711	—	—	—
At 31 Dec	376,023	33,812	409,835	316,972	46,125	363,097